Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000082717
Account Value [Line Items]
Line Graph and Table Measure Name	Global Opportunities Portfolio
Account Value	$ 13,990	$ 12,533	$ 12,175	$ 12,548	$ 12,120	$ 11,272	$ 10,922	$ 10,631	$ 9,963	$ 9,959	$ 10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,974	10,768	10,641	12,636	12,576	11,869	10,658	10,870	10,682	10,167	10,000
EATON VANCE Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,821	$ 11,217	$ 10,706	$ 10,623	$ 10,617	$ 10,521	$ 10,274	$ 10,105	$ 10,032	$ 10,002	$ 10,000